Note 5 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Debt [Table Text Block]

The following is a summary of long-term debt and lease obligation (in thousands):

	December 31,
	2020	2019
Senior secured second-priority lien notes (maturing December 15, 2021)	$120,569	$120,569
Revolving credit facility (maturing August 16, 2023)(a)	22,500	—
Equipment finance leases (see Footnote 14)	734	1,869
Other debt	905	972
Costs associated with issuances of debt	(977)	(1,951)
Total	143,731	121,459
Current maturities of long-term debt	(143,731)	(2,107)
Long-term debt, net of current maturities	$—	$119,352

Debt Instrument Redemption [Table Text Block]

Date	Percentage
2020	103.5%
2021	100.0%